Equity and Distributions - Summary of Quarterly Cash Distribution Rates (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Equity [Abstract]
Distribution made to member or limited partner, date of declaration	Jan. 26, 2015	Oct. 23, 2014	Jul. 24, 2014	Apr. 24, 2014	Jan. 27, 2014	Oct. 22, 2013	Jul. 18, 2013	Apr. 18, 2013	Jan. 15, 2013	Oct. 19, 2012	Jul. 19, 2012	Apr. 19, 2012
Distribution made to member or limited partner, date of record	Feb. 05, 2015	Nov. 05, 2014	Aug. 05, 2014	May 06, 2014	Feb. 06, 2014	Nov. 01, 2013	Aug. 01, 2013	May 01, 2013	Feb. 01, 2013	Nov. 01, 2012	Aug. 01, 2012	May 01, 2012
Distribution made to member or limited partner, date of distribution	Feb. 12, 2015	Nov. 12, 2014	Aug. 12, 2014	May 13, 2014	Feb. 13, 2014	Nov. 12, 2013	Aug. 12, 2013	May 13, 2013	Feb. 13, 2013	Nov. 12, 2012	Aug. 13, 2012	May 14, 2012
Distribution per unit	$ 0.5500	$ 0.5500	$ 0.5500	$ 0.5500	$ 0.5500	$ 0.5500	$ 0.5125	$ 0.5125	$ 0.5075	$ 0.4950	$ 0.4800	$ 0.4800
Aggregate Distribution	$ 46.3	$ 47.8	$ 39.5	$ 33.8	$ 33.8	$ 33.8	$ 22.9	$ 22.6	$ 17.4	$ 11.1	$ 10.7	$ 10.7
Distribution Received by Affiliates	$ 3.1	$ 3.1	$ 3.0	$ 3.0	$ 3.0	$ 6.9	$ 6.4	$ 6.4	$ 6.3	$ 6.2	$ 6.0	$ 6.0